Long-term bank debt, current and non current, detail (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long Term Bank Debt [Abstract]
The Royal Bank of Scotland plc - Term Loan	$ 128,861	$ 144,687
The Royal Bank of Scotland plc - Term Loan Current	128,861	15,376
plus financing fees payable to the lenders	200
The Royal Bank of Scotland - Term Loan non-current	0	129,311
less unamortized deferred financing costs	(1,932)	(2,009)
Total bank debt, net of uamortized deferred financing costs	127,129	142,678
less unamortized deferred financing costs, current	(1,932)	(479)
Total Current bank debt, net of unamortized deferred financing costs	127,129	14,897
less unamortized deferred financing costs, non-current	0	(1,530)
Total Non - current bank debt, net of unamortized deferred financing costs	$ 0	$ 127,781